Note 7 - Other Current and Non-current Assets (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the components of prepayments and other assets [text block]
Other current assets	As at Dec. 31, 2019	As at March 31, 2019
Prepaid expenses and deposits	$21,282	$45,709
Customer acquisition costs	81,251	75,707
Green certificates	27,169	39,749
Gas delivered in excess of consumption	6,879	3,121
Inventory	4,342	4,954
	$140,923	$169,240
Other non-current assets	As at Dec. 31, 2019	As at March 31, 2019
Customer acquisition costs	$39,284	$46,416
Income taxes recoverable	1,122	3,096
Other long-term assets	7,870	-
	$48,276	$49,512